The American Stock Exchange
An NASD Company

Richard A. Mikalunas
Senior Vice President
Capital Markets Department

Cert AMX

01 03 6821

1-6523

REC'D S.E.C.
JUN 12 2001
077

June 11, 2001

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
FEB 15 2002
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange LLC (the "Exchange") received from Bank of America Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

EAGLES due June , 2003
[based on the performance of the common stock of three basket companies (Flextronics International Ltd.; Sanmina Corporation; Jabil Circuit, Inc.)]

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

86 Trinity Place, New York, NY 10006 212 306 1807 | Fax 212 306 2066 | Richard.Mikalunas@amex.com